GOODWILL AND INTANGIBLE ASSETS (Details - Amortization schedule) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 193,458
2022	160,029
2023	160,029
2024	160,029
2025	160,029
Thereafter	83,712
Future amortization total	$ 917,287	$ 1,110,744